Earnings (Loss) Per Share - Schedule of Compute Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings (loss) per share
Net income (loss)	$ (554,010)	$ 8,897
Weighted average common shares outstanding	7,586,024	6,703,223
Dilutive securities Convertible debt	601,704
Dilutive securities Options	951,034	996,520
Diluted weighted average common shares outstanding	7,586,024	7,699,743
Basic net income (loss) per share	$ (0.07)	$ 0.00
Diluted net income (loss) per share	$ (0.07)	$ 0.00